Lease (Tables)	12 Months Ended
Sep. 30, 2024
Lease
Schedule of Operating lease liabilities

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,
	2023	2024

Operating lease right-of-use assets	$139	$343

Lease liabilities – current	352	530
Lease liabilities – non-current	17	42
Total operating lease liabilities	$369	$572

Schedule components of operation lease expenses

The components of operating lease expense were as follows:

	For the years ended September 30,
	2022	2023	2024

Operating lease expense	$154	$96	$229
Short-term lease expense	4	1	5
Total lease expense	$158	$97	$234

Schedule of remaining lease term discount	Remaining lease term and discount rate:
	As of September 30,
	2023	2024

Weighted average remaining lease term (years)	0.78	0.72
Weighted average discount rate	3.81%	3.63%

Schedule of future minimum payments for operating leases

The following was a schedule of future minimum payments under the Company’s operating leases as of September 30, 2024:

For the fiscal years ended September 30,	Amount
2025	$595
2026	7
Thereafter	-
Total lease payments	602
Less: imputed interest	(30)
Present value of lease liabilities	$572